CONSOLIDATED BALANCE SHEET - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Assets
Cash and balances with central banks	$ 95,907	$ 102,522	$ 117,886
Cash and balances with central banks, percentage movement from prior period	(6.00%)	(13.00%)
Cash and balances with central banks, percentage movement from same period of prior year	(19.00%)	(3.00%)
Collateral paid	$ 4,671	$ 4,535	4,093
Collateral paid, percentage movement from prior period	3.00%
Collateral paid, percentage movement from same period of prior year	14.00%
Trading securities and financial assets measured at fair value through income statement (FVIS)	$ 33,943	30,507	30,474
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from prior period	11.00%
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from same period of prior year	11.00%
Derivative financial instruments	$ 15,795	21,343	20,346
Derivative financial instruments, percentage movement from prior period	(26.00%)
Derivative financial instruments, percentage movement from same period of prior year	(22.00%)
Investment securities	$ 90,587	75,326	73,552
Investment securities, percentage movement from prior period	20.00%
Investment securities, percentage movement from same period of prior year	23.00%
Loans	$ 784,839	773,254	749,931
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	5.00%
Other financial assets	$ 11,266	6,219	7,343
Other financial assets, percentage movement from prior period	81.00%
Other financial assets, percentage movement from same period of prior year	53.00%
Property and equipment	$ 2,179	2,245	2,415
Property and equipment, percentage movement from prior period	(3.00%)
Property and equipment, percentage movement from same period of prior year	(10.00%)
Tax assets	$ 1,999	2,100	1,728
Tax assets, percentage movement from prior period	(5.00%)
Tax assets, percentage movement from same period of prior year	16.00%
Intangible assets	$ 10,708	10,886	10,724
Intangible assets, percentage movement from prior period	(2.00%)
Other assets	$ 767	837	616
Other assets, percentage movement from prior period	(8.00%)
Other assets, percentage movement from same period of prior year	25.00%
Total assets	$ 1,052,661	1,029,774	1,019,108
Total assets, percentage movement from prior period	2.00%
Total assets, percentage movement from same period of prior year	3.00%
Liabilities
Collateral received	$ 2,534	3,525	3,577
Collateral received, percentage movement from prior period	(28.00%)
Collateral received, percentage movement from same period of prior year	(29.00%)
Deposits and other borrowings	$ 702,226	688,168	676,352
Deposits and other borrowings, percentage movement from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	4.00%
Other financial liabilities	$ 54,392	44,870	60,102
Other financial liabilities, percentage movement from prior period	21.00%
Other financial liabilities, percentage movement from same period of prior year	(10.00%)
Derivative financial instruments	$ 18,417	24,647	20,791
Derivative financial instruments, percentage movement from prior period	(25.00%)
Derivative financial instruments, percentage movement from same period of prior year	(11.00%)
Debt issues	$ 159,781	156,573	148,952
Debt issues, percentage movement from prior period	2.00%
Debt issues, percentage movement from same period of prior year	7.00%
Tax liabilities	$ 459	780	363
Tax liabilities, percentage movement from prior period	(41.00%)
Tax liabilities, percentage movement from same period of prior year	26.00%
Provisions	$ 2,414	2,777	2,424
Provisions, percentage movement from prior period	(13.00%)
Other liabilities	$ 2,598	2,719	2,854
Other liabilities, percentage movement from prior period	(4.00%)
Other liabilities, percentage movement from same period of prior year	(9.00%)
Total liabilities excluding loan capital	$ 942,821	924,059	915,415
Total liabilities excluding loan capital, percentage movement from prior period	2.00%
Total liabilities excluding loan capital, percentage movement from same period of prior year	3.00%
Loan capital	$ 37,280	33,176	31,025
Loan capital, percentage movement from prior period	12.00%
Loan capital, percentage movement from same period of prior year	20.00%
Total liabilities	$ 980,101	957,235	946,440
Total liabilities, percentage movement from prior period	2.00%
Total liabilities, percentage movement from same period of prior year	4.00%
Net assets	$ 72,560	72,539	72,668
Share capital:
Ordinary share capital	$ 38,944	39,826	39,824
Ordinary share capital, percentage movement from prior period	(2.00%)
Ordinary share capital, percentage movement from same period of prior year	(2.00%)
Treasury shares	$ (758)	(702)	(702)
Treasury shares, percentage movement from prior period	8.00%
Treasury shares, percentage movement from same period of prior year	8.00%
Reserves	$ 2,157	1,935	2,816
Reserves, percentage movement from prior period	11.00%
Reserves, percentage movement from same period of prior year	(23.00%)
Retained profits	$ 32,179	31,436	30,686
Retained profits, percentage movement from prior period	2.00%
Retained profits, percentage movement from same period of prior year	5.00%
Total equity attributable to owners of WBC	$ 72,522	72,495	72,624
NCI	$ 38	44	44
NCI, percentage movement from prior period	(14.00%)
NCI, percentage movement from same period of prior year	(14.00%)
Total shareholders' equity and NCI	$ 72,560	$ 72,539	$ 72,668